Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net loss, as adjusted		$ (1,067,334)
Denominator:
Basic and diluted weighted average common shares outstanding		22,306,849
Basic and diluted net loss per common share		$ (0.05)
Class B [Member]
Numerator:
Allocation of net loss, as adjusted	$ (4,251)	$ (274,044)
Denominator:
Basic and diluted weighted average common shares outstanding	5,000,000	5,727,397
Basic and diluted net loss per common share	$ 0	$ (0.05)